Share-based Compensation - 2015 Plan (Details)							12 Months Ended
	Apr. 01, 2020 USD ($) EquityInstruments	Apr. 01, 2019 USD ($) EquityInstruments	Apr. 02, 2018 USD ($) EquityInstruments	Apr. 03, 2017 USD ($) EquityInstruments	Apr. 01, 2016 USD ($) EquityInstruments	Apr. 01, 2015 USD ($) EquityInstruments	Dec. 31, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments
RCUs
Share-based Compensation
Number of awards granted | EquityInstruments	233,688	26,308	24,608	26,097	24,925	16,999	233,688	26,308
Fair value at grant date | $	$ 2.02	$ 22.99	$ 23.40	$ 23.85	$ 16.45	$ 24.12
Vesting period after grant date							3 years
PCUs
Share-based Compensation
Number of awards granted | EquityInstruments	233,688	26,308	24,608	26,097	24,925	16,999	233,688	26,308
Fair value at grant date | $	$ 2.02	$ 22.99	$ 23.40	$ 23.85	$ 16.45	$ 24.12
Vesting period after grant date							3 years
PCUs | Above 75th percentile of peer group
Share-based Compensation
Vesting percentage of awards							100.00%
PCUs | Between 50th and 75th percentile of peer group
Share-based Compensation
Vesting percentage of awards							50.00%
PCUs | Below the 50th percentile of peer group
Share-based Compensation
Vesting percentage of awards							0.00%